Derivative Instruments and Hedging Activity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Gains and Losses on Derivative Instruments

The following tables summarize the income statement locations and gains and losses on the company’s derivative instruments for the three months ended March 31, 2016 and 2015.

	Gain (loss) recognized in OCI		Income statement location	Gain (loss) reclassified from AOCI into income
(in millions)	2016	2015		2016	2015
Cash flow hedges
Interest rate contracts	$—	$(55)	Net interest expense	$—	$—
Foreign exchange contracts	(1)	—	Net sales	—	—
Foreign exchange contracts	(11)	—	Cost of sales	6	—

Total	$(12)	$(55)		$6	$—

				Gain (loss) recognized in income
(in millions)			Income statement location	2016	2015
Fair value hedges
Interest rate contracts			Net interest expense	$36	$—
Undesignated derivative instruments
Foreign exchange contracts			Other (income) expense, net	$4	$—

The following tables summarize the income statement locations and gains and losses on the company’s derivative instruments for the years ended December 31, 2015 and 2014.

	Gain (loss) recognized in OCI		Location of gain (loss) in income statement	Gain (loss) reclassified from AOCI into income
(in millions)	2015	2014		2015	2014
Cash flow hedges
Interest rate contracts	$38	$—	Net interest expense	$1	$—
Foreign exchange contracts	—	—	Net sales	—	—
Foreign exchange contracts	19	—	Cost of sales	46	—

Total	$57	$—		$47	$—

	Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)		2015	2014
Fair value hedges
Interest rate contracts	Net interest expense	$4	$—
Undesignated derivative instruments
Foreign exchange contracts	Other income, net	$(4)	$—

Classification and Estimated Fair Value Amounts of Derivative Instruments

The following table presents the classification and estimated fair value of the company’s derivative instruments as of March 31, 2016:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Prepaid expenses and other current assets	$14	Accrued liabilities	$7
Interest rate contracts	Other long-term assets	41

Total derivative instruments designated as hedges		$55		$7

Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$—	Accrued liabilities	$—
Total derivative instruments		$55		$7

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2015:
	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Prepaid expenses and other current assets	$23	Accrued liabilities	$2
Foreign exchange contracts	Other long-term assets	—	Other long-term liabilities	—
Interest rate contracts	Other long-term assets	4

Total derivative instruments designated as hedges		$27		$2

Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$1	Accrued liabilities	$1

Total derivative instruments		$28		$3

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2015:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Foreign exchange contracts	Other current assets	$23	Accrued liabilities	$2
Foreign exchange contracts	Other long-term assets	—	Other long-term liabilities	—
Interest rate contracts	Other long-term assets	4

Total derivative instruments designated as hedges		$27		$2

Undesignated derivative instruments
Foreign exchange contracts	Other current assets	$1	Accrued liabilities	$1

Total derivative instruments		$28		$3

The following table presents the classification and estimated fair value of the company’s derivative instruments as of December 31, 2014:

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other current assets	$1	Accrued liabilities	$2